Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Reduction in depreciation expense			$ 6,032
Increase income from continuing operations, amount			3,921
Increase income from continuing operations			$ 0.09
Increase to income from discontinued operations due to out of period adjustments	2,530
Decrease to net loss due to out of period adjustments	2,530
Number of balance days due	90 days
Obsolescence allowances	0	0
Deductible insurance claims for workers	500
Deductible non-union employee-related health care benefit plan	250
Other current liabilities	0	5,073
Warranty Reserves	2,628	2,561
Allowance for doubtful accounts	2,220	993
Maturity period of liquid investments	three months or less
Revenue from natural gas and engineering	907	32,739	12,500
Accounts receivable	0	1,282
Accounts Payable	32	918
Short term investment maturity period minimum	3 months
Short term investment	$ 0	$ 0
Fixed Price Contract Revenue Recognition Percentage Range Description	The Company does not recognize income on a fixed-price contract until the contract is approximately five to ten percent complete, depending upon the nature of the contract
Construction equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of construction equipment	6 years
Estimated useful life after construction equipment	12 years
Construction equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of construction equipment	4 years
Estimated useful life after construction equipment	4 years